Segment reporting	3 Months Ended
Jun. 30, 2020
Disclosure Of Operating Segments [Line Items]
Disclosure Of Entitys Reportable Segments Explanatory

Note 2 Segment reporting

UBS’s businesses are organized globally into four business divisions: Global Wealth Management, Personal & Corporate Banking, Asset Management and the Investment Bank. All four business divisions are supported by Group Functions and qualify as reportable segments for the purpose of segment reporting. Together with Group Functions they reflect the management structure of the Group.

→Refer to “Note 1a Significant accounting policies item 2” and “Note 2 Segment reporting” in the “Consolidated financial statements” section of the Annual Report 2019 for more information about the Group’s reporting segments

USD million	Global Wealth Management	Personal & Corporate Banking	AssetManagement	Investment Bank	Group Functions	UBS

For the six months ended 30 June 2020
Net interest income	2,054	1,029	(9)	3	(354)	2,722
Non-interest income	6,553	886	1,048	4,914	(246)	13,155
Income	8,606	1,914	1,038	4,917	(600)	15,877
Credit loss (expense) / recovery	(117)	(187)	0	(200)	(35)	(540)
Total operating income	8,489	1,727	1,038	4,718	(635)	15,337
Total operating expenses	6,391	1,155	724	3,396	80	11,747
Operating profit / (loss) before tax	2,098	572	314	1,321	(715)	3,591
Tax expense / (benefit)						757
Net profit / (loss)						2,833

As of 30 June 2020
Total assets	327,218	209,851	34,865	349,266	142,638	1,063,838
USD million	Global Wealth Management	Personal & Corporate Banking	AssetManagement	Investment Bank	Group Functions	UBS

For the six months ended 30 June 2019
Net interest income	1,975	994	(13)	(403)	(403)	2,149
Non-interest income	6,090	920	934	4,264	425	12,633
Income	8,064	1,914	921	3,860	23	14,783
Credit loss (expense) / recovery	(4)	1	0	(24)	(6)	(33)
Total operating income	8,061	1,915	921	3,836	17	14,750
Total operating expenses	6,323	1,139	693	3,202	88	11,445
Operating profit / (loss) before tax	1,737	777	228	634	(71)	3,305
Tax expense / (benefit)						773
Net profit / (loss)						2,532

As of 31 December 2019
Total assets	309,766	209,405	34,565	315,855	102,592	972,183